Intangible Assets, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 4.2	$ 0.5